Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our
C
ompensation Committ
ee
view the link between our performance and our NEOs’ pay. For a discussion of how we view our executive compensation structure, including alignment with our corporate performance, see “Compensation Discussion and Analysis” above.
The use of the term compensation actually paid (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the following table.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return (TSR) (5) ($)	Peer Group TSR (6) ($)	Net Income (Loss) ($ in millions)
2022	$7,217,839	$8,638,970	$2,475,510	$2,924,708	$82.42	$109.99	$(249)
2021	7,828,917	(3,466,481)	2,367,508	(276,306)	88.55	124.53	(187)
2020	2,388,211	25,707,937	1,260,210	8,576,732	136.99	124.25	(108)

(1)	Represents total compensation reported for our principal executive officer (“PEO”), Dr. Goldsmith, in the Summary Compensation Table.
(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	$7,217,839	$7,828,917	$2,388,211
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(6,164,272)	(6,822,784)	(1,426,200)
Fair value as of year-end of equity awards granted during the year that remain unvested	7,329,037	2,907,048	3,132,223
Change in fair value of prior years’ equity awards that remain unvested as of year-end	(43,596)	(6,441,300)	15,785,107
Fair value on vesting date for awards granted and vested in the same year	1,428,742	885,359	653,470
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	(1,128,780)	(1,823,721)	5,175,126

Compensation Actually Paid (CAP)	$8,638,970	$(3,466,481)	$25,707,937

(3)	Represents the average total compensation reported for our non-PEO NEOs in the Summary Compensation Table. The non-PEO NEOs included in the average for each year are as follows:

2022	2021	2020
Jack Anders	Jack Anders	Margaret Horn
Margaret Horn	Margaret Horn	Steve Kelsey
Steve Kelsey	Steve Kelsey
Xiaolin Wang	Xiaolin Wang

(4)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non- PEO NEOs during each year:

	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	$2,475,510	$2,367,508	$1,260,210
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(1,799,635)	(1,719,850)	(522,559)
Fair value as of year-end of equity awards granted during the year that remain unvested	2,127,426	730,948	1,143,046
Change in fair value of prior years’ equity awards that remain unvested as of year-end	(9,154)	(1,494,894)	4,920,719
Fair value on vesting date for awards granted and vested in the same year	387,936	223,165	238,319
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	(257,375)	(383,183)	1,536,998

Average CAP to Non-PEO NEOs	$2,924,708	$(276,306)	$8,576,732

(5)
Total Shareholder Return (“TSR”) represents the cumulative growth of a hypothetical $100 investment in our common stock made on February 13, 2020, the first date our common stock was publicly traded, as of the end of each respective year.

(6)
Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form
10-K
for the year ended December 31, 2022, as of the end of each respective year.

Named Executive Officers, Footnote [Text Block]
(3)	Represents the average total compensation reported for our non-PEO NEOs in the Summary Compensation Table. The non-PEO NEOs included in the average for each year are as follows:

2022	2021	2020
Jack Anders	Jack Anders	Margaret Horn
Margaret Horn	Margaret Horn	Steve Kelsey
Steve Kelsey	Steve Kelsey
Xiaolin Wang	Xiaolin Wang

Peer Group Issuers, Footnote [Text Block]	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made on February 13, 2020 in the Nasdaq Biotechnology Index, which we also use for purposes of the stock performance graph included in our Annual Report on Form
10-K
	for the year ended December 31, 2022, as of the end of each respective year.
PEO Total Compensation Amount	$ 7,217,839	$ 7,828,917	$ 2,388,211
PEO Actually Paid Compensation Amount	$ 8,638,970	(3,466,481)	25,707,937
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	$7,217,839	$7,828,917	$2,388,211
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(6,164,272)	(6,822,784)	(1,426,200)
Fair value as of year-end of equity awards granted during the year that remain unvested	7,329,037	2,907,048	3,132,223
Change in fair value of prior years’ equity awards that remain unvested as of year-end	(43,596)	(6,441,300)	15,785,107
Fair value on vesting date for awards granted and vested in the same year	1,428,742	885,359	653,470
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	(1,128,780)	(1,823,721)	5,175,126

Compensation Actually Paid (CAP)	$8,638,970	$(3,466,481)	$25,707,937

Non-PEO NEO Average Total Compensation Amount	$ 2,475,510	2,367,508	1,260,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,924,708	(276,306)	8,576,732
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non- PEO NEOs during each year:

	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	$2,475,510	$2,367,508	$1,260,210
Deduct for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(1,799,635)	(1,719,850)	(522,559)
Fair value as of year-end of equity awards granted during the year that remain unvested	2,127,426	730,948	1,143,046
Change in fair value of prior years’ equity awards that remain unvested as of year-end	(9,154)	(1,494,894)	4,920,719
Fair value on vesting date for awards granted and vested in the same year	387,936	223,165	238,319
Change in fair value from prior year-end to vesting date of prior years’ awards that vested during year	(257,375)	(383,183)	1,536,998

Average CAP to Non-PEO NEOs	$2,924,708	$(276,306)	$8,576,732

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance
The chart below shows the graphical relationship between Compensation Actually Paid to our PEO and the average CAP to our other NEOs (as shown in the above Pay Versus Performance Table), and TSR and Peer Group
TSR.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Performance
The chart below shows the graphical relationship between Compensation Actually Paid to our PEO and the average CAP to our other NEOs (as shown in the above Pay Versus Performance Table), and TSR and Peer Group
TSR.

Total Shareholder Return Amount	$ 82.42	88.55	136.99
Peer Group Total Shareholder Return Amount	109.99	124.53	124.25
Net Income (Loss)	$ (249,000,000)	(187,000,000)	(108,000,000)
PEO Name	Dr. Goldsmith
PEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,164,272)	(6,822,784)	(1,426,200)
PEO [Member] | Fair Value As Of YearEnd Of Equity Awards Granted During The Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,329,037	2,907,048	3,132,223
PEO [Member] | Change In Fair Value Of Prior Years Equity Awards That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,596)	(6,441,300)	15,785,107
PEO [Member] | Fair Value On Vesting Date For Awards Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,428,742	885,359	653,470
PEO [Member] | Change In Fair Value From Prior YearEnd To Vesting Date Of Prior Years Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,128,780)	(1,823,721)	5,175,126
Non-PEO NEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,799,635)	(1,719,850)	(522,559)
Non-PEO NEO [Member] | Fair Value As Of YearEnd Of Equity Awards Granted During The Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,127,426	730,948	1,143,046
Non-PEO NEO [Member] | Change In Fair Value Of Prior Years Equity Awards That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,154)	(1,494,894)	4,920,719
Non-PEO NEO [Member] | Fair Value On Vesting Date For Awards Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	387,936	223,165	238,319
Non-PEO NEO [Member] | Change In Fair Value From Prior YearEnd To Vesting Date Of Prior Years Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (257,375)	$ (383,183)	$ 1,536,998